Details of Subsidiaries (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2037 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2037 CNY (¥)	Jun. 30, 2023 CNY (¥)
Details of Subsidiaries (Details) [Line Items]
Issued capital amount	$ 76,141	$ 70,332	¥ 510,000	¥ 510,000
Incorporation permitted term	20 years		20 years
China [Member]
Details of Subsidiaries (Details) [Line Items]
Issued capital amount	$ 69,901
Interest free [Member]
Details of Subsidiaries (Details) [Line Items]
Incorporation date term	20 years	20 years